Discontinued Operations - Gain on Sale of PES (Details) - PES $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Initial purchase price	$ 43
Lender incentive fee	1
Total consideration	44
Less: Book value of PES investment	(31)
Less: Management incentive fee intangible	(13)
Gain on disposal	$ 0